Weighted Average Assumptions Used to Determine Benefit Obligations (Detail) (Successor)	Dec. 31, 2012	Dec. 31, 2011
U.S. [Member]
Weighted average assumptions used to determine benefit obligations
Discount rate	3.88%	4.67%
Rate of compensation increase	0.00%	0.00%
Non-U.S. [Member]
Weighted average assumptions used to determine benefit obligations
Discount rate	3.59%	4.87%
Rate of compensation increase	3.21%	3.25%